Investment in Green Technology Metals - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Apr. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of interest in other entities [line items]
Investment in Green Technology Metals		$ 2,580	$ 7,451	$ 0
Green technology metals [member]
Disclosure of interest in other entities [line items]
Payment to acquire investments other than equity investments	$ 10,000
Investment owned number of shares		13,301
Percentage of equity interests acquired		4.00%
Investment in Green Technology Metals		$ 2,580	7,451
Gains losses recognized in profit or loss fair value measurement assets		$ 4,871	$ 2,564